Offerings	Nov. 06, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	NextEra Energy Capital Holdings, Inc. Series V Junior Subordinated Debentures due May 15, 2056
Amount Registered | shares	1,442,625,000
Maximum Aggregate Offering Price	$ 1,442,625,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 199,226.51
Offering Note	These "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Registration Fee" table in Registration Statement Nos. 333-278184 and 333-278184-02. The total amount of the registration fee is calculated based on (i) the total maximum aggregate offering price of the Series V Junior Subordinated Debentures due May 15, 2056 (the "Series V Junior Subordinated Debentures") of euro 1,250,000,000; and (ii) the total maximum aggregate offering price of the Series W Junior Subordinated Debentures due May 15, 2056 (the "Series W Junior Subordinated Debentures" and together with the Series V Junior Subordinated Debentures, the "Junior Subordinated Debentures") of euro 1,249,950,000. The amount to be registered and the maximum aggregate offering price for the Junior Subordinated Debentures is based on the euro/U.S. dollar exchange rate of euro 1.00 = U.S. $1.1541 as of October 31, 2025, as published by the Board of Governors of the Federal Reserve System.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	NextEra Energy, Inc. Guarantee of Series V Junior Subordinated Debentures due May 15, 2056
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	NextEra Energy, Inc. has agreed to unconditionally and irrevocably guarantee the payment of principal, interest and premium, if any, on each of the Junior Subordinated Debentures. The value attributable to the NextEra Energy, Inc. guarantees, if any, are reflected in the offering price of each such Junior Subordinated Debenture, as applicable. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee for the NextEra Energy, Inc. guarantees is payable.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	NextEra Energy Capital Holdings, Inc. Series W Junior Subordinated Debentures due May 15, 2056
Amount Registered | shares	1,442,567,295
Maximum Aggregate Offering Price	$ 1,442,567,295.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 199,218.54
Offering Note	See Offering Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	NextEra Energy, Inc. Guarantee of Series W Junior Subordinated Debentures due May 15, 2056
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 2.